UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Unlimited HFND Multi-Strategy Return Tracker ETF Ticker: HFND (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.unlimitedetfs.com/hfnd/. You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$72	1.43%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$34,768
Number of Holdings	54
Portfolio Turnover	160%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Broad USD High Yield Corporate Bond ETF	35.6
Vanguard Value ETF	7.5
Vanguard Growth ETF	7.3
Vanguard Emerging Markets Government Bond ETF	6.9
iShares Agency Bond ETF	4.9
iShares CMBS ETF	4.5
Vanguard US Momentum Factor ETF	4.0
iShares J.P. Morgan EM High Yield Bond ETF	3.2
iShares Convertible Bond ETF	3.2
Invesco Senior Loan ETF	2.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfnd/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2025 (Unaudited)

Tidal ETF Trust

Unlimited HFND Multi-Strategy Return Tracker ETF     | HFND | NYSE Arca, Inc.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Investments	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.9%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	1,310	$282,908
Financial Select Sector SPDR Fund	18,354	957,712
Health Care Select Sector SPDR Fund	2,521	375,452
Invesco Senior Loan ETF	48,342	1,013,248
iShares Agency Bond ETF	15,423	1,688,510
iShares Broad USD High Yield Corporate Bond ETF (a)	330,495	12,377,038
iShares CMBS ETF	32,574	1,570,393
iShares Convertible Bond ETF	12,926	1,115,255
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,416	922,478
iShares J.P. Morgan EM High Yield Bond ETF	28,855	1,123,325
iShares MSCI Brazil ETF	3,063	73,849
iShares MSCI China ETF	11,994	642,638
iShares MSCI Hong Kong ETF	306	5,383
iShares MSCI South Korea ETF	1,412	77,194
iShares Preferred and Income Securities ETF	753	23,983
iShares TIPS Bond ETF	2,831	312,373
SPDR S&P Homebuilders ETF	4,300	435,977
SPDR S&P Retail ETF	3,007	222,939
Technology Select Sector SPDR Fund	184	41,497
Utilities Select Sector SPDR Fund	1,891	149,805
Vanguard Emerging Markets Government Bond ETF	36,831	2,399,171
Vanguard FTSE Europe ETF	9,249	649,280
Vanguard Growth ETF	6,266	2,542,304
Vanguard Mid-Cap ETF	596	161,224
Vanguard Russell 2000 ETF	6,077	527,544
Vanguard US Momentum Factor ETF	8,505	1,405,962
Vanguard Value ETF	14,622	2,604,617
TOTAL EXCHANGE TRADED FUNDS (Cost $32,853,058)		33,702,059

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.29% (c)	3,727	3,727
TOTAL SHORT-TERM INVESTMENTS (Cost $3,727)		3,727

TOTAL INVESTMENTS - 96.9% (Cost $32,856,785)		33,705,786
Other Assets in Excess of Liabilities - 3.1%		1,061,778
TOTAL NET ASSETS - 100.0%		$34,767,564

Percentages are stated as a percent of net assets.

CMBS - Commercial Mortgage-Backed Security

TIPS - Treasury Inflation-Protected Shares

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Futures Contracts	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF and the Unlimited HFND Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc. as of February 28, 2025:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(b)	2	05/19/2025	$279,787	$(25,400)
Copper(b)	3	05/28/2025	341,100	(1,217)
Corn No. 2 Yellow(b)	5	05/14/2025	117,375	(6,968)
Crude Oil(b)	7	04/22/2025	485,380	(19,859)
Dollar Index	2	03/17/2025	215,116	2,951
Gold(b)	5	04/28/2025	1,424,250	4,354
Live Cattle(b)	2	04/30/2025	154,120	(6,912)
London Metals - Aluminum(a) (b)	5	03/17/2025	327,605	11,189
London Metals - Zinc(a) (b)	4	03/17/2025	276,914	(23,319)
MSCI EAFE Index	15	03/21/2025	1,822,200	89,832
MSCI Emerging Markets Index	56	03/21/2025	3,070,200	50,703
Nikkei 225 Index	6	03/13/2025	1,128,150	(38,187)
S&P 500 Index	10	03/21/2025	2,981,625	(54,667)
Sugar #11(b)	5	04/30/2025	103,712	(8,140)
U.S. Cocoa(b)	3	05/14/2025	273,720	(41,058)
				$(66,698)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(13)	03/17/2025	$805,805	$22,417
British Pound/U.S. Dollar Cross Currency Rate	(23)	03/17/2025	1,807,225	5,296
Canadian Dollar/U.S. Dollar Cross Currency Rate	(49)	03/18/2025	3,391,045	55,500
Euro/U.S. Dollar Cross Currency Rate	(21)	03/17/2025	2,723,438	36,544
Japanese Yen/U.S. Dollar Cross Currency Rate	(11)	03/17/2025	914,856	(9,433)
London Metals - Aluminum(a) (b)	(1)	03/17/2025	65,521	(967)
Soybeans(b)	(1)	05/14/2025	51,287	1,081
Swiss Franc/U.S. Dollar Cross Currency Rate	(5)	03/17/2025	692,906	15,689
U.S. Treasury 10 Year Note	(9)	06/18/2025	999,844	(10,872)
U.S. Treasury 5 Year Note	(98)	06/30/2025	10,577,875	(86,208)
U.S. Treasury Long Bonds	(24)	06/18/2025	2,834,250	(46,429)
				$(17,382)
Net Unrealized Appreciation (Depreciation)				$(84,080)

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statement of Assets and Liabilities.

(b)	Futures held in the Unlimited HFND Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Statement of Assets and Liabilities	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$33,705,786
Deposit at broker for futures contracts	1,335,927
Unrealized appreciation on futures contracts	295,556
Interest receivable	6,804
Total assets	35,344,073

LIABILITIES:
Unrealized depreciation on futures contracts	379,636
Variation margin on futures contracts	172,852
Payable to adviser (Note 4)	23,957
Interest payable	64
Total liabilities	576,509
NET ASSETS	$34,767,564

NET ASSETS CONSISTS OF:
Paid-in capital	$33,476,095
Total distributable earnings	1,291,469
Total net assets	$34,767,564

Net assets	$34,767,564
Shares issued and outstanding(a)	1,575,000
Net asset value per share	$22.07

COST:
Investments, at cost	$32,856,785

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	3

Consolidated Statement of Operations	Unlimited HFND Multi-Strategy Return Tracker ETF

For the Six-Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$745,263
Interest income	54,284
Total investment income	799,547

EXPENSES:
Investment advisory fee (Note 4)	162,235
Interest expense	67,594
Dividend expense	14,193
Total expenses	244,022
NET INVESTMENT INCOME	555,525

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	757,323
Securities sold short	(147,147)
Futures contracts	1,023,926
Net realized gain (loss)	1,634,102
Net change in unrealized appreciation (depreciation) on:
Investments	(750,970)
Securities sold short	132,950
Futures contracts	(382,833)
Net change in unrealized appreciation (depreciation)	(1,000,853)
Net realized and unrealized gain (loss)	633,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,188,774

The accompanying notes are an integral part of these financial statements.	4

Consolidated Statements of Changes in Net Assets	Unlimited HFND Multi-Strategy Return Tracker ETF

	Six-Months ended
	February 28, 2025	Year ended
	(Unaudited)	August 31, 2024
OPERATIONS:
Net investment income (loss)	$555,525	$1,125,150
Net realized gain (loss)	1,634,102	1,523,172
Net change in unrealized appreciation (depreciation)	(1,000,853)	669,045
Net increase (decrease) in net assets from operations	1,188,774	3,317,367

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,186,418)	(594,911)
Total distributions to shareholders	(1,186,418)	(594,911)

CAPITAL TRANSACTIONS:
Subscriptions	3,374,495	19,824,897
Redemptions	(6,682,325)	(23,618,602)
Net increase (decrease) in net assets from capital transactions	(3,307,830)	(3,793,705)

NET INCREASE (DECREASE) IN NET ASSETS	(3,305,474)	(1,071,249)

NET ASSETS:
Beginning of the period	38,073,038	39,144,287
End of the period	$34,767,564	$38,073,038

SHARES TRANSACTIONS
Subscriptions	150,000	950,000
Redemptions	(300,000)	(1,125,000)
Total increase (decrease) in shares outstanding	(150,000)	(175,000)

The accompanying notes are an integral part of these financial statements.	5

Consolidated Financial Highlights	Unlimited HFND Multi-Strategy Return Tracker ETF

For a share outstanding throughout the periods presented

	Six-Months
	ended
	February 28,	Year ended	Period ended
	2025	August 31,	August 31,
	(Unaudited)	2024	2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.07	$20.60	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.36	0.62	0.15
Net realized and unrealized gain (loss) on investments(d)	0.44	1.14	0.54
Total from investment operations	0.80	1.76	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.29)	(0.09)
Total distributions	(0.80)	(0.29)	(0.09)

ETF transaction fees per share	—	—	0.00 (e)
Net asset value, end of period	$22.07	$22.07	$20.60

TOTAL RETURN(f)	3.67%	8.64%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,768	$38,073	$39,144
Ratio of expenses to average net assets(g)(h)	1.43%	1.83%	2.67%
Ratio of dividends, interest and tax expense on securities sold short to average net assets(g)(h)	0.48%	0.88%	1.72%
Ratio of operational expenses to average net assets excluding dividends, interest, and tax expense on securities sold short(g)(h)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(g)(h)	3.25%	2.96%	0.81%
Portfolio turnover rate(f)(i)	160%	340%	232%

(a)	Inception date of the Fund was October 10, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	6

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) is a non-diversified series of shares of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) are registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on October 10, 2022.

The investment objective of the Fund is to seek capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$33,702,059	$—	$—	$33,702,059
Money Market Funds	3,727	—	—	3,727
Total Investments	$33,705,786	$—	$—	$33,705,786

Other Financial Instruments:(a)
Futures	$295,556	$—	$—	$295,556
Total Other Financial Instruments	$295,556	$—	$—	$295,556

Liabilities:
Other Financial Instruments:(a)
Futures	$(379,636)	$—	$—	$(379,636)
Total Other Financial Instruments	$(379,636)	$—	$—	$(379,636)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund holds futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in broad-based exchange-traded funds.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average notional value of futures contracts outstanding during the six-months ended February 28, 2025, was $(5,991,368). The following tables show the effects of derivative instruments on the financial statements.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of February 28, 2025:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$16,625	on futures contracts (see	$(133,841)
Equities Risk	Consolidated Statement of	140,534	Consolidated Statement	(92,854)
Currency Risk	Assets and	138,397	of Assets and	(9,433)
Interest Rate Risk	Liabilities)	—	Liabilities)	(143,508)
Total		$295,556		$(379,636)

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended February 28, 2025:

			Change in Unrealized
		Realized Gain (Loss)	Appreciation
	Location of Gain	on Derivatives	(Depreciation) on
	(Loss) on Derivatives	Recognized in	Derivatives Recognized in
Instrument	Recognized in Income	Income	Income
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$435,743	$(151,041)
Equities Risk	appreciation (depreciation)	375,489	(235,564)
Currency Risk	on futures contracts	74,725	170,139
Interest Rate Risk		137,969	(166,367)
Total		$1,023,926	$(382,833)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Unlimited HFND Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The Fund had $206,635 or 0.6% of its net assets invested in the Subsidiary as of February 28, 2025.

D.	Federal Income Taxes. The Fund has elected to be taxed as a RIC and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year) . The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

As of February 28, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary is a controlled foreign corporation not subject to Cayman Islands or U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Futures Contracts. The Fund purchases and sells futures contracts as part of its principal investment strategy. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the six-months ended February 28, 2025. See Note 2B for additional disclosures. The futures contracts held by the Fund are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

G.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivatives Risk Management Program that complies with Rule 18f-4.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

H.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by PhillipCapital, Inc. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities.

I.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

J.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

L.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Underlying ETFs Risk. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described below.

B.	Newer Sub-Adviser Risk. Unlimited is a recently registered investment adviser with a limited track record serving as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge Unlimited and it is possible Unlimited may not achieve the Fund’s intended investment objective. In addition, Unlimited currently has limited personnel and resources, which may prevent it from being able to continue to provide sub-advisory services if one of the principals becomes incapacitated. Over time, Unlimited will augment its resources as market conditions permit. In addition, Unlimited regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

C.	Management Risk. The Fund and the Subsidiary are actively-managed and may not meet its investment objective based on the Sub-Adviser’s or Adviser’s success or failure to implement investment strategies for the Fund or the Subsidiary, as the case may be. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

D.	Machine Learning, Model, and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

E.	Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between returns for the Fund’s investments in each hedge fund sector and the corresponding hedge fund sector’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

F.	Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

G.	Commodity Risk. Underlying ETFs that invest in the commodities markets may be subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

H.	Derivatives Risk. The Fund’s, the Subsidiary’s, or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund, the Subsidiary, or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

I.	Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

J.	Equity Market Risk. The equity securities held by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

K.	ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those underlying portfolio holdings, which can be significantly less liquid than Shares.

L.	Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

M.	Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

N.	Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

O.	Futures Contracts Risk. The Fund, the Subsidiary, or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund, the Subsidiary, or Underlying ETFs, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund, the Subsidiary, or Underlying ETFs may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

P.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Q.	High Portfolio Turnover Risk. The Indices (as defined in the Fund’s prospectus) have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

R.	Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

S.	Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. While the total operating expenses of the Fund will be limited by the Fund’s unitary management fee, there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

T.	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

U.	Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

V.	Shorting Risk. The Fund may also seek short exposure through the use of futures contracts or swap agreements, which will expose the Fund to certain risks such as a potential increase in volatility and the risks inherent to the underlying reference instrument. A short position in a derivative instrument also involves transaction costs and the risk of an increase in the value of the underlying reference instrument. These risks may cause the Fund’s return to be lower.

W.	Swap Agreement Risk. The Fund, the Subsidiary, or an Underlying ETF may invest in swap agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The swap agreements in which the Fund, the Subsidiary, or an Underlying ETF, as applicable, invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

X.	Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended February 28, 2025 are disclosed in the Consolidated Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, securities sold short, and in-kind transactions were $53,273,535 and $56,353,581, respectively.

For the six-months ended February 28, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 28, 2025, the in-kind transactions associated with creations and redemptions for the Fund were $2,935,430 and $6,177,530, respectively.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 28, 2025 (estimated) and prior fiscal year ended August 31, 2024, were as follows:

Distributions paid from:	February 28, 2025	August 31, 2024

Ordinary income	$1,186,418	$594,911

As of the prior fiscal year ended August 31, 2024, the distributable earnings on a tax basis were as follows:

Investments, at cost (a)	$35,777,653
Gross tax unrealized appreciation	1,624,059
Gross tax unrealized depreciation	(643,348)
Net tax unrealized appreciation (depreciation)	980,711
Undistributed ordinary income (loss)	734,472
Undistributed long-term capital gain (loss)	—
Total distributable earnings	734,472
Other accumulated gain (loss)	(426,070)
Total distributable earnings	$1,289,113

(a)	The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, mark-to-market on derivative contracts, and grantor trusts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal year ended August 31, 2024, the Fund had not elected to defer any post-October or late-year losses. As of the prior fiscal year ended August 31, 2024, the Fund had a short-term capital loss carryover of $(424,970), respectively, which does not expire. The Fund also utilized $954,303 of short-term capital loss during the prior fiscal year.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Consolidated Notes to the Financial Statements	Unlimited HFND Multi-Strategy Return Tracker ETF

February 28, 2025 (Unaudited)

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 18, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory. In addition, the Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties as the investment adviser to the Fund’s wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Unlimited Cayman Subsidiary”), which the Fund began utilizing for investment purposes in March 2024.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. multistrategy funds) (the “HFND Peer Group”), as well as a peer group of ETFs representing a subset of the HFND Peer Group based on select criteria (the “HFND Select Peer Group”). The Board noted that the Fund underperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended June 30, 2024. The Board also considered that the Fund’s performance trailed the HFND Peer Group median and average over the one-year period ended August 2, 2024. The Board also noted that the Fund ranked fourth out of five funds in the HFND Peer Group for the one-year period ended August 2, 2024.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub- Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.95% was above the HFND Peer Group average of 0.788%, but below the HFND Select Peer Group average of 1.00%, and that the Fund’s expense ratio of 1.17% (including dividends and interest on securities sold short and tax expenses of 0.22%) was above the HFND Peer Group and HFND Select Peer Group averages of 0.785% and 1.00%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also concluded, in light of the Fund’s strategy and significant investments in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser with respect to the Fund is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also noted that the Adviser does not receive compensation with respect to the portfolio management of the Unlimited Cayman Subsidiary.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on September 18, 2024, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Unlimited. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Unlimited’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Bob Elliott and Bruce McNevin, who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Unlimited involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Unlimited, including information regarding Unlimited’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as Unlimited’s cybersecurity program and business continuity plan, and compliance monitoring with respect to its use of propriety machine learning algorithms as a tool in the Fund’s portfolio construction process. The Board noted that Unlimited does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments and investments in such instruments through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, and monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Unlimited is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Unlimited had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Unlimited’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Unlimited is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to a secondary index (the Bloomberg 1-3 Month U.S. Treasury Bill Index), and in comparison to the HFND Peer Group. The Board noted that the Fund underperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended June 30, 2024. The Board noted the Fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index for the one-year period ended June 30, 2024. The Board also considered that the Fund’s performance trailed the HFND Peer Group median and average over the one-year period ended August 2, 2024. The Board also noted that the Fund ranked fourth out of five funds in the HFND Peer Group for the one-year period ended August 2, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Unlimited has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Unlimited’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Unlimited under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub- advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Unlimited. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Unlimited. Consequently, the Board did not consider the cost of services provided by Unlimited or profitability from its relationship with the Fund to be material factors for consideration given that Unlimited is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Unlimited were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Unlimited by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Unlimited.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Unlimited are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Unlimited from its association with the Fund. The Board concluded that the benefits Unlimited may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Unlimited provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2025

* Print the name and title of each signing officer under his or her signature.

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